Fixed Assets (Tables)	12 Months Ended
Aug. 31, 2019
Fixed Assets (Tables)
Schedule of Fixed Assets

	August 31,	August 31,
	2019	2018
Equipment	$282,000	$154,000
Furniture & fixtures	412,000	329,000
Software	3,737,000	2,797,000
Leasehold improvements	41,000	41,000
	4,472,000	3,321,000
Accumulated depreciation & amortization	(1,152,000)	(331,000)
Fixed assets, net	$3,320,000	$2,990,000

Schedule of capitalized software

	August 31,	August 31,
	2019	2018
Software costs capitalized	$3,737,000	$2,797,000
Software costs amortized	(904,000)	(190,000)
Software costs, Net	$2,833,000	$2,607,000

Amortization expense for capitalized software

Amount
2020	$814,000
2021	814,000
2022	744,000
2023	458,000
2024	$3,000